SUBSEQUENT EVENTS (Details) $ in Thousands			12 Months Ended
	Jan. 22, 2015 USD ($) Property	Dec. 21, 2014 USD ($) Property	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Acquisition of CSL Portfolio [Member] | Independent Living Properties [Member] | Managed Properties [Member]
Acquisition of Property Portfolio [Abstract]
Number of properties acquired | Property	4
Acquisition price	$ 36,299
Purchase and Sale Agreement with Affiliate of Hawthorn Retirement Group LLC [Member] | Independent Living Properties [Member] | Managed Properties [Member]
Acquisition of Property Portfolio [Abstract]
Number of properties acquired | Property		17
Cash payment		$ 435,000
Subsequent Event [Member] | Acquisition of CSL Portfolio [Member]
Effect of acquisition on revenues and pre-tax net income [Abstract]
Revenues			$ 9,846	$ 9,582
Pre-tax net Income (loss)			$ (548)	$ (676)